Members' Equity - Promissory Notes (Details) $ in Thousands, shares in Millions	1 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($) employee shares	May 31, 2014 USD ($) employee	Sep. 30, 2016 USD ($)
Promissory Notes
Settlement of receivables			$ 5,562
Receivables from Officers to meet Capital Contributions | Officers | Promissory Notes
Promissory Notes
Number of officers | employee	2	2
Notes receivable		$ 5,400
Units redeemed (in units) | shares	1.2
Units redeemed	$ 7,800
Settlement of receivables	$ 5,600
Receivables from Officers to meet Capital Contributions | LIBOR | Officers | Promissory Notes
Promissory Notes
Basis spread (as a percent)		1.00%